Leases - Lease Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Leases
Lease liabilities	$ 4,517	$ 4,344
Current portion of long-term lease liabilities	(638)	(599)
Long-term lease liabilities	$ 3,879	$ 3,745
Minimum
Leases
Interest rate on lease liabilities	1.40%
Maximum
Leases
Interest rate on lease liabilities	13.40%
Pipelines
Leases
Lease liabilities	$ 286